Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Computed expense at statutory rates in percentage	21.00%	21.00%
Computed expense at statutory rates	$ 4,284,962	$ 3,192,647
State and local income taxes, net of federal benefit	$ 17,000	$ 16,000
State and local income taxes, net of federal benefit in percent	0.08%	0.11%
Tax exempt interest and BOLI	$ (655,320)	$ (578,350)
Tax exempt interest percentage	(3.21%)	(3.80%)
BOLI	$ (16,743)	$ (17,987)
BOLI percentage	(0.08%)	(0.12%)
Disallowed interest	$ 80,200	$ 80,946
Disallowed interest percentage	0.39%	0.53%
Tax credits low-incoming housing	$ (611,090)	$ (611,090)
Tax credits low-incoming housing percentage	(2.99%)	(4.02%)
Tax credits rehab	$ (87,360)	$ (87,360)
Tax credits rehab percentage	(0.43%)	(0.57%)
Tax credits new markets	$ (300,000)	$ (300,000)
Tax credits new markets percentage	(1.47%)	(1.97%)
Low income housing investment amortization expense	$ 748,743	$ 650,940
Low income housing investment amortization expense percentage	3.67%	4.28%
Other	$ (23,797)	$ 92,884
Others in percentage	(0.12%)	0.61%
Total income tax expense	$ 3,436,595	$ 2,438,630
Total income tax expense in percent	16.84%	16.04%